Prepaid Expenses and Other Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Assets

Prepaid expenses and other assets consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Research and development	$—	$1,715
Collaboration receivable (Note 10)	—	2,864
Other receivables (a)	579	—
Deposits	—	925
Insurance	1,628	340
Other	78	72
	$2,285	$5,916
(a)	“Other receivables” primarily consisted of equipment sales, sales and use tax refunds, and research and development tax refunds.

Prepaid expenses and other assets consisted of the following (in thousands):

	December 31,
	2024	2023
Research and development	$1,715	$278
Collaboration receivable	2,864	—
Insurance	340	402
Deposits	925	891
Other	72	1,295
	$5,916	$2,866